Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Prospectus Date	rr_ProspectusDate	Jun. 26, 2024
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2024